Commitments and Contingencies (Guarantees and Letters of Credit) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	$ 4		$ 4
Nova Scotia Power Inc. [Member]
Guarantor Obligations [Line Items]
Guaranty Liabilities		$ 118		$ 18
Letters of Credit Outstanding, Amount	$ 64		$ 63
Emera Reinsurance Limited
Guarantor Obligations [Line Items]
Guaranty Liabilities		35
Guarantor Obligations, Origin and Purpose	relating to outstanding notes of GBPC
Guarantor Obligations, Term	expire in May 2023
TECO Energy | SeaCoast Gas Transmission, LLC
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted		45
Payment Guarantee | SeaCoast Gas Transmission, LLC
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		27
Surety Bonds
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		148		$ 55
NSPEMI | Nova Scotia Power Inc. [Member]
Guarantor Obligations [Line Items]
Guaranty Liabilities		15
Transportation Agreement | Nova Scotia Power Inc. [Member]
Guarantor Obligations [Line Items]
Guaranty Liabilities		$ 85
Guarantor Obligations, Term	P15Y